Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Schedule of Aggregate Salary and Other Employee Expenses	The aggregate salary and other employee expenses incurred by the Group for these employees were as follows:

	2025	2024	2023
Salary expense	146,877	109,042	107,067
Defined contribution plan expense (1)	14,698	11,168	11,518
Long-term incentive plan expense	—	198	78
Share-based payments (see Note 22)	7,378	7,626	18,033
Other employee expense	20,804	19,998	19,718
Temporary labor	4,252	5,994	8,495
	194,009	154,026	164,909
(1)Defined contribution plan expense consists of costs incurred by the Group for employees of certain subsidiaries that are required by local laws to participate in pension schemes. These pension schemes are not sponsored or administered by the Group. Pursuant to the requirements of the schemes, the Group is required to contribute a certain percentage of its payroll costs to the pension schemes. Such contributions are charged to the consolidated statements of profit or loss and other comprehensive income or loss as they are incurred in accordance with the rules of the pension schemes.
Schedule of Restructuring Provision
The movements in the termination benefit liability for the year ended 31 December 2025 were as follows:

2025
Balance at 1 January 2025	—
Expenses recognized	3,468
Utilization	(891)
Balance at 31 December 2025	2,577

Schedule of Salaries and Other Employee Expenses
Salaries and other employee expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2025	2024	2023
Cost of product revenue	116,032	77,241	76,908
Research and development expenses	38,416	37,652	44,339
General and administrative expenses	39,561	39,133	43,662
Total salary and other employee expenses	194,009	154,026	164,909